Share-based compensation (Details 2) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Additional disclosures
Share-based compensation expenses | ¥		¥ 3,659,989		¥ 2,780,062		¥ 2,061,432
Share Incentive Plan
Share-based compensation
Number of ordinary shares available for future grants	112,823,383							112,823,383
Share Incentive Plan | Employee and non-employee
Share-based compensation
Term of vesting schedule period	6 years	6 years
Share Incentive Plan | Employee and non-employee | Unvested RSUs | Service-based
Number of Shares
Unvested at the beginning of the year (in shares)	106,045,892	106,045,892	82,847,816	82,847,816	39,411,522	39,411,522
Granted (in shares)	40,383,436	40,383,436	41,450,212	41,450,212	59,254,734	59,254,734
Vested (in shares)	(16,137,554)	(16,137,554)	(12,005,700)	(12,005,700)	(8,692,792)	(8,692,792)
Forfeited (in shares)	(11,795,682)	(11,795,682)	(6,246,436)	(6,246,436)	(7,125,648)	(7,125,648)
Unvested at the end of the year (in shares)	118,496,092	118,496,092	106,045,892	106,045,892	82,847,816	82,847,816	39,411,522
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share) | $ / shares	$ 13.77		$ 11.97		$ 9.58
Granted (in dollars per share) | $ / shares	18.95		16.27		12.82
Vested (in dollars per share) | $ / shares	12.47		10.14		7.98
Forfeited (in dollars per share) | $ / shares	15.16		13.42		10.66
Unvested at the end of the year (in dollars per share) | $ / shares	$ 15.58		$ 13.77		$ 11.97		$ 9.58
Additional disclosures
Share-based compensation expenses | ¥		¥ 2,968,468		¥ 2,462,881		¥ 1,613,204
Unrecognized share-based compensation expense related to awards other than options | ¥								¥ 7,187,657
Weighted-average period over which share-based compensation expense is expected to be recognized	5 years 2 months 12 days	5 years 2 months 12 days
Total fair value of RSUs vested | $	$ 295,632		$ 213,155		$ 111,956
Total intrinsic value of RSUs vested | $	$ 295,632		$ 213,155		$ 111,956
Share Incentive Plan | Employee and non-employee | Unvested RSUs | Performance-based
Number of Shares
Unvested at the beginning of the year (in shares)	213,486	213,486	310,002	310,002	876,364	876,364
Vested (in shares)	(103,788)	(103,788)	(96,516)	(96,516)	(118,540)	(118,540)
Forfeited (in shares)	(30,152)	(30,152)			(447,822)	(447,822)
Unvested at the end of the year (in shares)	79,546	79,546	213,486	213,486	310,002	310,002	876,364
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share) | $ / shares	$ 6.33		$ 6.33		$ 6.33
Vested (in dollars per share) | $ / shares	6.33		6.33		6.33
Forfeited (in dollars per share) | $ / shares	6.33				6.33
Unvested at the end of the year (in dollars per share) | $ / shares	$ 6.33		$ 6.33		$ 6.33		$ 6.33
Additional disclosures
Share-based compensation expenses | ¥		¥ 520		¥ 1,157		¥ 4,334
Unrecognized share-based compensation expense related to awards other than options | ¥								¥ 61
Weighted-average period over which share-based compensation expense is expected to be recognized	1 month 6 days	1 month 6 days
Total fair value of RSUs vested | $	$ 2,555		$ 1,371		$ 1,524
Total intrinsic value of RSUs vested | $	$ 2,555		$ 1,371		$ 1,524
Share Incentive Plan | Employee and non-employee | Options | Service-based
Number of share options
Outstanding at the beginning of the year (in shares)	17,110,108	17,110,108	21,659,016	21,659,016	27,434,622	27,434,622
Granted (in shares)	0	0	0	0	0	0
Exercised (in shares)	(1,077,036)	(1,077,036)	(4,116,816)	(4,116,816)	(2,820,648)	(2,820,648)
Forfeited or cancelled (in shares)	(285,336)	(285,336)	(432,092)	(432,092)	(2,954,958)	(2,954,958)
Outstanding at the end of the year (in shares)	15,747,736	15,747,736	17,110,108	17,110,108	21,659,016	21,659,016	27,434,622
Vested and expected to vest at the end of the year (in shares)	15,130,922							15,130,922
Exercisable at the end of the year (in shares)	11,003,010							11,003,010
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share) | $ / shares	$ 6.49		$ 6.23		$ 6.10
Exercised (in dollars per share) | $ / shares	5.23		5.20		3.97
Forfeited or cancelled (in dollars per share) | $ / shares	7.68		5.92		7.21
Outstanding at the end of the year (in dollars per share) | $ / shares	6.55		$ 6.49		$ 6.23		$ 6.10
Vested and expected to vest at the end of the year (in dollars per share) | $ / shares	6.46
Exercisable at the end of the year (in dollars per share) | $ / shares	$ 5.57
Weighted Average Remaining Contractual Term (years)
Outstanding at the end of the year	5 years 3 months 18 days	5 years 3 months 18 days	6 years 2 months 12 days	6 years 2 months 12 days	7 years 3 months 18 days	7 years 3 months 18 days	8 years 1 month 6 days
Vested and expected to vest at the end of the year	5 years 3 months 18 days	5 years 3 months 18 days
Exercisable at the end of the year	5 years 1 month 6 days	5 years 1 month 6 days
Aggregate Intrinsic Value
Outstanding at the end of the year (in dollars) | $	$ 72,658		$ 243,327		$ 142,433		$ 275,040
Vested and expected to vest at the end of the year (in dollars) | $	70,845
Exercisable at the end of the year (in dollars) | $	$ 58,713
Additional disclosures
Share-based compensation expenses | ¥		¥ 32,558		¥ 60,739		¥ 125,225
Unrecognized share-based compensation expense related to options | ¥								¥ 38,946
Weighted-average period over which share-based compensation expense is expected to be recognized	2 years 10 months 24 days	2 years 10 months 24 days
Total intrinsic value of options exercised | $	$ 15,326		55,278		23,796
Cash received from the exercises of share options | $	7,382		19,942		$ 12,454
Cash Receivable From Stock Option Exercises | $	$ 449		$ 2,201
Share Incentive Plan | Non-employees | Unvested RSUs | Service-based
Number of Shares
Unvested at the beginning of the year (in shares)	5,719,884	5,719,884
Unvested at the end of the year (in shares)	5,798,970	5,798,970	5,719,884	5,719,884
Share Incentive Plan | Non-employees | Options | Service-based
Number of share options
Outstanding at the beginning of the year (in shares)	1,379,780	1,379,780
Outstanding at the end of the year (in shares)	1,211,214	1,211,214	1,379,780	1,379,780
Share Incentive Plan | Year two | Employee and non-employee
Share-based compensation
Year in which shares are vested	2 years	2 years
Vesting percentage (as a percent)	50.00%	50.00%
Share Incentive Plan | Year three | Employee and non-employee
Share-based compensation
Year in which shares are vested	3 years	3 years
Vesting percentage (as a percent)	33.00%	33.00%
Share Incentive Plan | Year four | Employee and non-employee
Share-based compensation
Year in which shares are vested	4 years	4 years
Vesting percentage (as a percent)	25.00%	25.00%
Share Incentive Plan | Year five | Employee and non-employee
Share-based compensation
Year in which shares are vested	5 years	5 years
Vesting percentage (as a percent)	20.00%	20.00%
Share Incentive Plan | Year six | Employee and non-employee
Share-based compensation
Year in which shares are vested	6 years	6 years
Vesting percentage (as a percent)	17.00%	17.00%
Share Incentive Plan | Year ten | Employee and non-employee
Share-based compensation
Year in which shares are vested	10 years	10 years
Vesting percentage (as a percent)	10.00%	10.00%